Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
income before income taxes, by location [Table Text Block]
For financial reporting purposes, (loss) income before income taxes from continuing operations includes the following components:

	Years Ended December 31,
(in thousands)	2019	2018	2017
United States	$(25,249)	$(39,518)	$28,756
Foreign	—	—	—
Total	$(25,249)	$(39,518)	$28,756

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Year Ended December 31,
(in thousands)	2019	2018	2017
Current income tax expense (benefit)
Federal	$3,750	$(271)	$12,596
State	2,134	1,033	1,289
Foreign	—	—	—
Total current	5,884	762	13,885
Deferred income tax (benefit) expense
Federal	(7,830)	(7,932)	671
State	925	(615)	848
Foreign	—	1,032	—
Total deferred	(6,905)	(7,515)	1,519
Total provision	$(1,021)	$(6,753)	$15,404

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year Ended December 31,
(in thousands)	2019	2018	2017
Tax at U.S. statutory rate on (loss) income before income taxes	$(5,302)	$(8,299)	$10,065
Change in valuation allowance	(755)	875	1,807
State taxes	2,545	(397)	785
Change in uncertain tax positions	1,513	809	681
Foreign income	—	—	—
Foreign rate differential	—	—	—
Change in tax rate reform	—	—	3,981
True-ups	249	(27)	—
Other	729	286	(1,915)
Total	$(1,021)	$(6,753)	$15,404

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
(in thousands)	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$3,602	$2,384
Research and other tax credits	1,448	1,580
Intangible assets	—	—
Stock-based compensation	1,758	1,106
Accruals	1,388	825
Debt modifications	7,189	4,661
Capital loss carryforward	1,213	1,866
Other	9,564	6,579
Total deferred tax assets	26,162	19,001
Valuation allowance	(7,465)	(1,887)
Total deferred tax assets, net of valuation allowance	18,697	17,114
Deferred tax liabilities:
Debt modifications	(308)	(2,981)
Intangible assets	(19,649)	(28,214)
Other	(311)	—
Total deferred tax liabilities	(20,268)	(31,195)
Net deferred tax liabilities	$(1,571)	$(14,081)

Summary of Income Tax Contingencies [Table Text Block]

	December 31,
(in thousands)	2019	2018	2017
Balance at the beginning of the year	$80,783	$79,179	$59,429
Increases related to tax positions from prior fiscal years	3,927	1,604	783
Increases related to tax positions taken during current fiscal year	—	—	18,967
Decreases related to tax positions from prior fiscal years	(497)	—	—
Balance at the end of the year	$84,213	$80,783	$79,179